EARNINGS PER ORDINARY SHARE - Calculation of basic, diluted and adjusted earnings per share (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings
Attributable profit for the year	$ 448	$ 600	$ 663
Adjusted attributable profit (see below)	564	893	881
Attributable profit is reconciled to adjusted attributable profit as follows:
Attributable profit for the year	448	600	663
Acquisition-related costs	4	34	(7)
Restructuring and rationalisation expenses	124	134	120
Amortisation and impairment of acquisition intangibles	171	143	118
Legal and other	91	50	38
Impact of US tax reform	(142)
Taxation on excluded items	(132)	(68)	(51)
Adjusted attributable profit (see below)	564	893	881
Acquisition and disposal related items charged within operating profit	4	(32)	(7)
Acquisition and disposal related items charged within share of result of associates		2	0
Amortisation and impairment of acquisition intangibles cost charged within operating profit	171	143	113
Amortisation and impairment of acquisition intangibles cost charged within share of result of associates		5
Unwinding of discount	11	8	9
Legal and other charges	89	45	34
Bioventus
Earnings
Attributable profit for the year	19	8
Attributable profit is reconciled to adjusted attributable profit as follows:
Attributable profit for the year	19	8
Metal-on-metal
Attributable profit is reconciled to adjusted attributable profit as follows:
Unwinding of discount	8	$ 5	$ 4
UK
Attributable profit is reconciled to adjusted attributable profit as follows:
Interest on income taxes paid (refund)	$ 6